Accounts Receivables, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivables, Net [Abstract]
Accounts receivables, net
4.	Accounts receivables, net

Accounts receivables, net consist of the following:

	June 30, 2026	December 31, 2025
Accounts receivable	$32,745,976	$26,634,057
Allowance for credit losses	-	-
Total, net	$32,745,976	$26,634,057

Subsequent to June 30, 2026 and through the date of issuance of the unaudited interim condensed consolidated financial statements, the Company collected approximately $17.04 million of accounts receivable outstanding as of June 30, 2026, representing approximately 52% of the total accounts receivable balance as of June 30, 2026.

For the six months ended June 30, 2026 and 2025, the Company did not recognize any allowance for credit losses related to accounts receivable.